SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE - Loans and Equity Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Investment holdings
Classification of the accumulated unrealized gain from other comprehensive income to other income	$ 812	¥ 5,282	¥ 67,921
HMIN
Investment holdings
American depositary shares acquired | shares				2,282,951
Consideration				¥ 434,811
Percentage of equity interest acquired				5.00%
American depositary shares sold | shares			2,282,951
Classification of the accumulated unrealized gain from other comprehensive income to other income			¥ 67,921
Hotel Group A
Investment holdings
Ordinary shares acquired | shares	8,756,000	8,756,000
Consideration for purchase of shares		¥ 95,802
Trading securities at fair value		129,911
Amount of increase in fair value recorded to other income		¥ 35,540
Hotel Group A | Maximum
Investment holdings
Percentage of equity interest acquired		1.00%